Retirement, Postretirement And Other Benefit Plans (Summary Of Projected Benefits To Be Paid From Plan Assets Or From General Assets Using Current Actuarial Assumptions) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 26.0
2017	25.8
2018	25.9
2019	26.4
2020	28.6
2021-2025	138.4
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	3.0
2017	2.9
2018	2.9
2019	2.8
2020	2.7
2021-2025	12.0
Medicare Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	0.3
2017	0.3
2018	0.3
2019	0.3
2020	0.4
2021-2025	$ 0.8